Employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2015
Employee benefit plans
Net periodic benefit cost of defined benefit plans

	Millions of yen
	Year ended March 31
	2013	2014	2015
Service cost	¥9,322	¥8,438	¥7,800
Interest cost	4,302	3,441	3,090
Expected return on plan assets	(4,072)	(4,971)	(5,732)
Amortization of net actuarial losses	3,630	2,767	2,127
Amortization of prior service cost	(1,545)	(1,149)	(1,148)

Net periodic benefit cost	¥11,637	¥8,526	¥6,137

Reconciliation of changes in projected benefit obligation and fair value of plan assets

	Millions of yen
	As of or for the year ended March 31
	2014	2015
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥234,399	¥233,885
Service cost	8,438	7,800
Interest cost	3,441	3,090
Actuarial gain	(2,697)	6,106
Benefits paid	(9,708)	(10,070)
Acquisition, divestitures and other	12	47

Projected benefit obligation at end of year	¥233,885	¥240,858

Change in plan assets:
Fair value of plan assets at beginning of year	¥191,674	¥220,873
Actual return on plan assets	14,317	15,660
Employer contributions	23,278	5,914
Benefits paid	(8,396)	(8,610)

Fair value of plan assets at end of year	¥220,873	¥233,837

Funded status at end of year	(13,012)	(7,021)

Amounts recognized in the consolidated balance sheets	¥(13,012)	¥(7,021)

Projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets

	Millions of yen
	March 31
	2014	2015
Plans with ABO in excess of plan assets:
PBO	¥27,160	¥29,643
ABO	27,160	29,643
Fair value of plan assets	—	—
Plans with PBO in excess of plan assets:
PBO	¥27,160	¥29,643
ABO	27,160	29,643
Fair value of plan assets	—	—

Amounts in accumulated other comprehensive income, pre-tax, that have not yet been recognized as components of net periodic benefit cost

Millions of yen
For the year ended March 31, 2015
Net actuarial loss	¥41,594
Net prior service cost	(9,385)

Total	¥32,209

Amounts in accumulated other comprehensive income, pre-tax, expected to be recognized as components of net periodic benefit cost over next fiscal year

Millions of yen
For the year ending March 31, 2016
Net actuarial loss	¥1,451
Net prior service cost	(1,148)

Total	¥303

Schedule of weighted-average assumptions used to determine PBO

	March 31
	2014	2015
Discount rate	1.4%	0.9%
Rate of increase in compensation levels	2.5%	2.5%

Weighted-average assumptions used to determine net periodic benefit costs

	Year ended March 31
	2013	2014	2015
Discount rate	1.5%	1.4%	1.4%
Rate of increase in compensation levels	2.5%	2.5%	2.5%
Expected long-term rate of return on plan assets	2.6%	2.6%	2.6%

Information about plan assets at fair value

	Millions of yen
	March 31, 2014
	Level 1	Level 2	Level 3	Balance as of March 31, 2014
Pension plan assets:
Equities	¥26,730	¥—	¥—	¥26,730
Private equity investments	—	—	12,235	12,235
Japanese government securities	62,088	—	—	62,088
Bank and corporate debt securities	1,842	2,312	—	4,154
Investment trust funds and other(1)	—	19,383	11,820	31,203
Life insurance company general accounts	—	42,735	—	42,735
Other assets	—	41,728	—	41,728

Total	¥90,660	¥106,158	¥24,055	¥220,873

	Millions of yen
	March 31, 2015
	Level 1	Level 2	Level 3	Balance as of March 31, 2015
Pension plan assets:
Equities	¥23,665	¥—	¥—	¥23,665
Private equity investments	—	—	6,793	6,793
Japanese government securities	67,066	—	—	67,066
Bank and corporate debt securities	2,183	2,502	—	4,685
Investment trust funds and other(1)	—	18,457	48,545	67,002
Life insurance company general accounts	—	48,989	—	48,989
Other assets	—	15,637	—	15,637

Total	¥92,914	¥85,585	¥55,338	¥233,837

(1)	Includes hedge funds and real estate funds.

Information about plan assets for which Level 3 inputs are utilized to determine fair value

	Millions of yen
	Year ended March 31, 2014
	Balance as of April 1, 2013	Unrealized and realized gains / loss	Purchases / sales and other settlement	Balance as of March 31, 2014
Private equity investments	¥12,323	¥1,550	¥(1,638)	¥12,235
Investment trust funds and other	15,035	33	(3,248)	11,820

Total	¥27,358	¥1,583	¥(4,886)	¥24,055

	Millions of yen
	Year ended March 31, 2015
	Balance as of April 1, 2014	Unrealized and realized gains / loss	Purchases / sales and other settlement	Balance as of March 31, 2015
Private equity investments	¥12,235	¥(2,147)	¥(3,295)	¥6,793
Investment trust funds and other	11,820	3,936	32,789	48,545

Total	¥24,055	¥1,789	¥29,494	¥55,338

Expected benefit payments

Year ending March 31	Millions of yen
2016	¥12,191
2017	14,115
2018	14,606
2019	14,769
2020	13,672
2021-2025	69,034